Distribution Date:	01/12/22	COMM 2014-LC17 Mortgage Trust
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-LC17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		CMBS Trustee	(302) 636-4140
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890
Historical Liquidated Loan Detail	26	Controlling Class	LNR Securities Holdings, LLC
Historical Bond / Collateral Loss Reconciliation Detail	27-28	Representative
			-
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592MBE9	1.381000%	54,856,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592MBF6	3.164000%	227,433,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592MBG4	3.620000%	96,726,000.00	45,340,558.87	1,772,381.32	136,777.35	0.00	0.00	1,909,158.67	43,568,177.55	42.28%	30.00%
A-3	12592MBH2	3.723000%	34,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592MBJ8	3.648000%	190,000,000.00	160,212,120.22	2,671,701.88	487,044.85	0.00	0.00	3,158,746.73	157,540,418.34	42.28%	30.00%
A-5	12592MBK5	3.917000%	261,974,000.00	261,974,000.00	0.00	855,126.80	0.00	0.00	855,126.80	261,974,000.00	42.28%	30.00%
A-M	12592MBM1	4.188000%	81,882,000.00	81,882,000.00	0.00	285,768.18	0.00	0.00	285,768.18	81,882,000.00	32.07%	23.38%
B	12592MBN9	4.490000%	57,164,000.00	57,164,000.00	0.00	213,888.63	0.00	0.00	213,888.63	57,164,000.00	24.94%	18.75%
C	12592MBQ2	4.557952%	44,803,000.00	44,803,000.00	0.00	170,174.95	0.00	0.00	170,174.95	44,803,000.00	19.36%	15.13%
D	12592MAN0	3.687000%	91,152,000.00	91,152,000.00	0.00	280,064.52	0.00	0.00	280,064.52	91,152,000.00	8.00%	7.75%
E	12592MAQ3	3.114000%	29,354,000.00	29,354,000.00	0.00	76,173.63	0.00	0.00	76,173.63	29,354,000.00	4.34%	5.38%
F	12592MAS9	3.114000%	12,360,000.00	12,360,000.00	0.00	32,074.20	0.00	0.00	32,074.20	12,360,000.00	2.80%	4.38%
G*	12592MAU4	3.114000%	16,994,000.00	16,994,000.00	0.00	14,030.75	0.00	0.00	14,030.75	16,994,000.00	0.68%	3.00%
H	12592MAW0	3.114000%	37,079,695.00	5,446,608.80	0.00	0.00	0.00	8,392.36	0.00	5,438,216.44	0.00%	0.00%
V	12592MAY6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592MBA7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592MBC3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,235,960,697.01	806,682,287.89	4,444,083.20	2,551,123.86	0.00	8,392.36	6,995,207.06	802,229,812.33

Notional Certificates
X-A	12592MBL3	0.703516%	947,054,000.00	549,408,679.09	0.00	322,098.35	0.00	0.00	322,098.35	544,964,595.89
X-B	12592MAA8	0.038095%	101,967,000.00	101,967,000.00	0.00	3,237.03	0.00	0.00	3,237.03	101,967,000.00
X-C	12592MAC4	0.870952%	91,152,000.00	91,152,000.00	0.00	66,157.55	0.00	0.00	66,157.55	91,152,000.00
X-D	12592MAE0	1.443952%	29,354,000.00	29,354,000.00	0.00	35,321.48	0.00	0.00	35,321.48	29,354,000.00
X-E	12592MAG5	1.443952%	12,360,000.00	12,360,000.00	0.00	14,872.71	0.00	0.00	14,872.71	12,360,000.00
										Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	12592MAJ9	1.443952%	16,994,000.00	16,994,000.00	0.00	20,448.77	0.00	0.00	20,448.77	16,994,000.00
X-G	12592MAL4	1.443952%	37,079,695.00	5,446,608.80	0.00	6,553.87	0.00	0.00	6,553.87	5,438,216.44
Notional SubTotal			1,235,960,695.00	806,682,287.89	0.00	468,689.76	0.00	0.00	468,689.76	802,229,812.33

Deal Distribution Total					4,444,083.20	3,019,813.62	0.00	8,392.36	7,463,896.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592MBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592MBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592MBG4	468.75254709	18.32373219	1.41407016	0.00000000	0.00000000	0.00000000	0.00000000	19.73780235	450.42881490
A-3	12592MBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592MBJ8	843.22168537	14.06158884	2.56339395	0.00000000	0.00000000	0.00000000	0.00000000	16.62498279	829.16009653
A-5	12592MBK5	1,000.00000000	0.00000000	3.26416667	0.00000000	0.00000000	0.00000000	0.00000000	3.26416667	1,000.00000000
A-M	12592MBM1	1,000.00000000	0.00000000	3.49000000	0.00000000	0.00000000	0.00000000	0.00000000	3.49000000	1,000.00000000
B	12592MBN9	1,000.00000000	0.00000000	3.74166661	0.00000000	0.00000000	0.00000000	0.00000000	3.74166661	1,000.00000000
C	12592MBQ2	1,000.00000000	0.00000000	3.79829364	0.00000000	0.00000000	0.00000000	0.00000000	3.79829364	1,000.00000000
D	12592MAN0	1,000.00000000	0.00000000	3.07250000	0.00000000	0.00000000	0.00000000	0.00000000	3.07250000	1,000.00000000
E	12592MAQ3	1,000.00000000	0.00000000	2.59500000	0.00000000	0.00000000	0.00000000	0.00000000	2.59500000	1,000.00000000
F	12592MAS9	1,000.00000000	0.00000000	2.59500000	0.00000000	0.00000000	0.00000000	0.00000000	2.59500000	1,000.00000000
G	12592MAU4	1,000.00000000	0.00000000	0.82562963	1.76937037	8.43558315	0.00000000	0.00000000	0.82562963	1,000.00000000
H	12592MAW0	146.88925570	0.00000000	0.00000000	0.38117762	90.29622331	0.00000000	0.22633304	0.00000000	146.66292266
V	12592MAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592MBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592MBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592MBL3	580.12392017	0.00000000	0.34010558	0.00000000	0.00000000	0.00000000	0.00000000	0.34010558	575.43138606
X-B	12592MAA8	1,000.00000000	0.00000000	0.03174586	0.00000000	0.00000000	0.00000000	0.00000000	0.03174586	1,000.00000000
X-C	12592MAC4	1,000.00000000	0.00000000	0.72579373	0.00000000	0.00000000	0.00000000	0.00000000	0.72579373	1,000.00000000
X-D	12592MAE0	1,000.00000000	0.00000000	1.20329359	0.00000000	0.00000000	0.00000000	0.00000000	1.20329359	1,000.00000000
X-E	12592MAG5	1,000.00000000	0.00000000	1.20329369	0.00000000	0.00000000	0.00000000	0.00000000	1.20329369	1,000.00000000
X-F	12592MAJ9	1,000.00000000	0.00000000	1.20329352	0.00000000	0.00000000	0.00000000	0.00000000	1.20329352	1,000.00000000
X-G	12592MAL4	146.88925570	0.00000000	0.17675091	0.00000000	0.00000000	0.00000000	0.00000000	0.17675091	146.66292266

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	136,777.35	0.00	136,777.35	0.00	0.00	0.00	136,777.35	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/21 - 12/30/21	30	0.00	487,044.85	0.00	487,044.85	0.00	0.00	0.00	487,044.85	0.00
A-5	12/01/21 - 12/30/21	30	0.00	855,126.80	0.00	855,126.80	0.00	0.00	0.00	855,126.80	0.00
X-A	12/01/21 - 12/30/21	30	0.00	322,098.35	0.00	322,098.35	0.00	0.00	0.00	322,098.35	0.00
X-B	12/01/21 - 12/30/21	30	0.00	3,237.03	0.00	3,237.03	0.00	0.00	0.00	3,237.03	0.00
X-C	12/01/21 - 12/30/21	30	0.00	66,157.55	0.00	66,157.55	0.00	0.00	0.00	66,157.55	0.00
X-D	12/01/21 - 12/30/21	30	0.00	35,321.48	0.00	35,321.48	0.00	0.00	0.00	35,321.48	0.00
X-E	12/01/21 - 12/30/21	30	0.00	14,872.71	0.00	14,872.71	0.00	0.00	0.00	14,872.71	0.00
X-F	12/01/21 - 12/30/21	30	0.00	20,448.77	0.00	20,448.77	0.00	0.00	0.00	20,448.77	0.00
X-G	12/01/21 - 12/30/21	30	0.00	6,553.87	0.00	6,553.87	0.00	0.00	0.00	6,553.87	0.00
A-M	12/01/21 - 12/30/21	30	0.00	285,768.18	0.00	285,768.18	0.00	0.00	0.00	285,768.18	0.00
B	12/01/21 - 12/30/21	30	0.00	213,888.63	0.00	213,888.63	0.00	0.00	0.00	213,888.63	0.00
C	12/01/21 - 12/30/21	30	0.00	170,174.95	0.00	170,174.95	0.00	0.00	0.00	170,174.95	0.00
D	12/01/21 - 12/30/21	30	0.00	280,064.52	0.00	280,064.52	0.00	0.00	0.00	280,064.52	0.00
E	12/01/21 - 12/30/21	30	0.00	76,173.63	0.00	76,173.63	0.00	0.00	0.00	76,173.63	0.00
F	12/01/21 - 12/30/21	30	0.00	32,074.20	0.00	32,074.20	0.00	0.00	0.00	32,074.20	0.00
G	12/01/21 - 12/30/21	30	113,285.62	44,099.43	0.00	44,099.43	30,068.68	0.00	0.00	14,030.75	143,354.30
H	12/01/21 - 12/30/21	30	3,334,022.47	14,133.95	0.00	14,133.95	14,133.95	0.00	0.00	0.00	3,348,156.42
Totals			3,447,308.09	3,064,016.25	0.00	3,064,016.25	44,202.63	0.00	0.00	3,019,813.62	3,491,510.72

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592MBM1	4.188000%	81,882,000.00	81,882,000.00	0.00	285,768.18	0.00	0.00	285,768.18	81,882,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592MBN9	4.490000%	57,164,000.00	57,164,000.00	0.00	213,888.63	0.00	0.00	213,888.63	57,164,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592MBQ2	4.557952%	44,803,000.00	44,803,000.00	0.00	170,174.95	0.00	0.00	170,174.95	44,803,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			183,849,000.03	183,849,000.00	0.00	669,831.76	0.00	0.00	669,831.76	183,849,000.00

Exchangeable Certificate Details
PEZ	12592MBP4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	7,463,896.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,177,192.76	Master Servicing Fee	4,076.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,360.18
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	347.32
ARD Interest	0.00	Operating Advisor Fee	1,235.17
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	2,813.19
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	11,042.64
Total Interest Collected	3,177,192.76

Principal		Expenses/Reimbursements
Scheduled Principal	4,452,475.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	22,091.31
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,975.32
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(8,392.36)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	8,136.00
Total Principal Collected	4,444,083.17	Total Expenses/Reimbursements	44,202.63

		Interest Reserve Deposit	102,133.88

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,019,813.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	4,444,083.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,463,896.82
Total Funds Collected	7,621,275.93	Total Funds Distributed	7,621,275.97

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	806,682,287.89	806,682,287.89	Beginning Certificate Balance	806,682,287.89
(-) Scheduled Principal Collections	4,452,475.53	4,452,475.53	(-) Principal Distributions	4,444,083.20
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	8,392.36
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	8,392.36
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	8,392.36	8,392.36	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	802,229,812.33	802,229,812.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	807,965,879.89	807,965,879.89	Ending Certificate Balance	802,229,812.33
Ending Actual Collateral Balance	803,626,040.74	803,626,040.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	59,369,837.67	7.40%	31	4.6793	NAP	Defeased	9	59,369,837.67	7.40%	31	4.6793	NAP
	7,499,999 or less	16	77,575,142.22	9.67%	31	4.8025	1.675923	1.19 or less	15	281,683,702.12	35.11%	30	4.4381	0.429513
7,500,000 to 14,999,999		16	179,563,569.17	22.38%	30	4.5813	1.580493	1.20 to 1.39	6	86,224,319.48	10.75%	31	4.6062	1.317957
15,000,000 to 24,999,999		6	108,421,237.05	13.51%	42	4.5631	2.735572	1.40 to 1.49	2	22,019,791.78	2.74%	32	4.7868	1.441565
25,000,000 to 49,999,999		4	152,373,457.82	18.99%	31	4.6171	1.309509	1.50 to 1.59	2	20,090,178.90	2.50%	31	4.6323	1.540520
50,000,000 to 74,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.99	11	213,744,714.92	26.64%	32	4.7460	1.716377
	75,000,000 or greater	2	224,926,568.40	28.04%	32	4.4338	0.659706	2.00 or greater	8	119,097,267.46	14.85%	41	4.4545	3.309375
	Totals	53	802,229,812.33	100.00%	33	4.5729	1.439491	Totals	53	802,229,812.33	100.00%	33	4.5729	1.439491
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	59,369,837.67	7.40%	31	4.6793	NAP	South Carolina	2	50,681,433.05	6.32%	31	4.6553	1.329668
Alabama	2	5,091,520.44	0.63%	46	4.6158	1.485110	Tennessee	2	9,817,626.92	1.22%	38	4.3376	2.014215
Arizona	2	16,429,361.36	2.05%	42	4.5000	1.400563	Texas	4	18,248,182.82	2.27%	46	4.7773	1.874198
California	11	121,918,495.81	15.20%	31	4.5148	1.423537	Virginia	57	118,703,254.37	14.80%	32	4.7963	1.636719
Colorado	1	10,144,963.39	1.26%	(3)	4.5070	1.095100	Totals	162	802,229,812.33	100.00%	33	4.5729	1.439491
Connecticut	2	1,397,434.64	0.17%	92	4.5000	3.472800
									Property Type³
Florida	5	137,245,773.66	17.11%	32	4.1925	(0.006161)
Georgia	2	24,366,100.07	3.04%	36	4.8962	1.799326		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	290,508.27	0.04%	92	4.5000	3.472800		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	2	10,731,943.74	1.34%	32	4.9651	1.103820	Defeased	13	59,369,837.67	7.40%	31	4.6793	NAP
Indiana	1	16,024,690.75	2.00%	32	4.5690	4.799100	Industrial	18	44,741,046.09	5.58%	32	4.8567	1.672574
Kansas	1	650,498.94	0.08%	92	4.5000	3.472800	Lodging	3	199,311,968.35	24.84%	32	4.3036	0.232265
Louisiana	1	1,239,302.30	0.15%	92	4.5000	3.472800	Mixed Use	2	19,259,267.86	2.40%	32	4.4563	1.983735
Minnesota	2	31,150,000.00	3.88%	32	4.4810	2.547300	Mobile Home Park	5	63,018,331.89	7.86%	32	4.5177	3.576080
Missouri	1	1,068,591.26	0.13%	92	4.5000	3.472800	Multi-Family	37	42,536,095.60	5.30%	30	4.6839	1.340247
Nevada	1	16,500,000.00	2.06%	32	4.2600	3.329100	Office	24	162,496,267.81	20.26%	31	4.6970	1.441242
New Jersey	3	56,519,583.14	7.05%	32	4.7744	1.165340	Retail	43	192,928,426.88	24.05%	30	4.6603	1.647984
New York	3	14,308,181.41	1.78%	32	4.7176	3.010870	Self Storage	17	18,568,570.05	2.31%	92	4.5000	3.472800
North Carolina	2	15,623,694.48	1.95%	33	4.3985	1.132879	Totals	162	802,229,812.33	100.00%	33	4.5729	1.439491
North Dakota	2	2,233,318.60	0.28%	(13)	5.9390	0.442200
Ohio	3	4,825,511.56	0.60%	48	4.8642	2.277341
Oklahoma	4	16,955,795.67	2.11%	32	4.5750	1.299224
Oregon	1	8,975,738.24	1.12%	32	4.8500	1.709200
Pennsylvania	30	25,471,958.82	3.18%	32	4.5379	2.430837
Puerto Rico	1	6,246,510.82	0.78%	32	4.9000	1.179100

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	59,369,837.67	7.40%	31	4.6793	NAP	Defeased	9	59,369,837.67	7.40%	31	4.6793	NAP
	4.4999% or less	10	271,561,629.86	33.85%	32	4.2839	0.914316	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	17	214,759,852.04	26.77%	35	4.5862	1.975513	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	14	245,728,300.51	30.63%	32	4.8227	1.530109	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	3	10,810,192.25	1.35%	23	5.3078	0.904499	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	802,229,812.33	100.00%	33	4.5729	1.439491	49 months or greater	44	742,859,974.66	92.60%	33	4.5644	1.424660
								Totals	53	802,229,812.33	100.00%	33	4.5729	1.439491
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	59,369,837.67	7.40%	31	4.6793	NAP	Defeased	9	59,369,837.67	7.40%	31	4.6793	NAP
	83 months or less	43	724,291,404.61	90.28%	31	4.5661	1.372152	Interest Only	7	205,266,000.00	25.59%	32	4.3164	0.871757
	84 to 116 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	2	12,378,281.99	1.54%	(5)	4.7654	0.977302
	117 to 179 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	1	4,448,902.34	0.55%	32	4.8100	1.357000
	180 months or more	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	33	502,198,220.28	62.60%	32	4.6611	1.586548
	Totals	52	783,661,242.28	97.69%	31	4.5747	1.391313	Totals	52	783,661,242.28	97.69%	31	4.5747	1.391313
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	59,369,837.67	7.40%	31	4.6793	NAP	120 months or less	1	18,568,570.05	2.31%	92	4.5000	3.472800
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	671,287,193.92	83.68%	33	4.5558	1.494509	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	7	71,572,780.74	8.92%	30	4.6455	0.769537	Totals	1	18,568,570.05	2.31%	92	4.5000	3.472800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	802,229,812.33	100.00%	33	4.5729	1.439491
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100287	LO	Miami Beach	FL	Actual/360	4.125%	426,250.00	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	01/06/22
2	28000535	Various Various		Various	Actual/360	4.787%	433,327.06	195,328.77	0.00	N/A	09/06/24	--	105,121,897.20	104,926,568.40	01/06/22
4	302600004	LO	Myrtle Beach	SC	Actual/360	4.643%	191,605.22	91,747.85	0.00	N/A	08/06/24	--	47,928,763.60	47,837,015.75	01/06/22
5	302600005	OF	Matawan	NJ	Actual/360	4.800%	173,492.93	62,606.48	0.00	N/A	09/06/24	--	41,974,095.95	41,911,489.47	01/06/22
6	302600006	LO	Cupertino	CA	Actual/360	4.470%	121,332.47	50,324.92	0.00	N/A	08/06/24	--	31,525,277.52	31,474,952.60	12/06/20
8	28000519	MH	Various	MN	Actual/360	4.481%	120,196.60	0.00	0.00	N/A	09/06/24	--	31,150,000.00	31,150,000.00	01/06/22
9	28000515	SS	Various	Various	Actual/360	4.500%	72,590.87	164,557.05	0.00	N/A	09/01/29	--	18,733,127.10	18,568,570.05	01/01/22
13	28000526	IN	Conyers	GA	Actual/360	4.924%	96,551.57	0.00	0.00	09/06/24	09/06/29	--	22,771,000.00	22,771,000.00	01/06/22
16	302600016	OF	Santa Fe Springs	CA	Actual/360	4.460%	71,879.32	26,461.40	0.00	N/A	06/06/24	--	18,715,865.56	18,689,404.16	01/06/22
18	28000512	MH	Santa Claus	IN	Actual/360	4.569%	63,169.50	30,930.13	0.00	N/A	09/06/24	--	16,055,620.88	16,024,690.75	01/06/22
19	28000520	MF	Philadelphia	PA	Actual/360	4.550%	62,290.40	30,722.65	0.00	N/A	09/06/24	--	15,898,294.74	15,867,572.09	01/06/22
21	302600021	RT	Las Vegas	NV	Actual/360	4.260%	60,527.50	0.00	0.00	N/A	09/05/24	--	16,500,000.00	16,500,000.00	01/05/22
22	28000503	OF	Los Angeles	CA	Actual/360	4.550%	58,554.33	23,501.01	0.00	N/A	08/06/24	--	14,944,743.27	14,921,242.26	01/06/22
23	656100294	MU	San Diego	CA	Actual/360	4.350%	55,567.37	24,082.52	0.00	N/A	09/06/24	--	14,834,448.04	14,810,365.52	01/06/22
24	28000508	OF	Glen Allen	VA	Actual/360	4.861%	62,660.41	20,556.10	0.00	09/06/24	09/06/29	--	14,969,539.31	14,948,983.21	01/06/22
25	301741008	RT	Colorado Springs	CO	Actual/360	4.507%	39,650.21	71,455.53	0.00	N/A	10/06/21	--	10,216,418.92	10,144,963.39	06/06/21
26	656100277	RT	Phoenix	AZ	Actual/360	4.500%	52,160.62	26,375.60	0.00	N/A	08/06/24	--	13,460,806.31	13,434,430.71	12/06/21
27	302600027	OF	Fair Lawn	NJ	Actual/360	4.710%	56,783.78	21,361.69	0.00	N/A	08/06/24	--	14,000,519.92	13,979,158.23	01/06/22
28	28000522	RT	Raleigh	NC	Actual/360	4.367%	54,420.80	20,401.23	0.00	N/A	10/01/24	--	14,471,798.48	14,451,397.25	01/01/22
30	302600030	OF	Duluth	GA	Actual/360	4.640%	45,176.74	21,778.15	0.00	N/A	07/05/24	--	11,306,749.12	11,284,970.97	01/05/22
32	407000307	OF	El Segundo	CA	Actual/360	4.774%	45,097.93	18,977.50	0.00	N/A	09/06/24	--	10,971,361.28	10,952,383.78	01/06/22
33	302600033	OF	Various	Various	Actual/360	4.870%	44,294.82	16,701.98	0.00	N/A	09/06/24	--	10,561,368.17	10,544,666.19	01/06/22
34	28000511	MH	Narvon	PA	Actual/360	4.518%	37,438.60	18,693.76	0.00	N/A	09/06/24	--	9,623,080.61	9,604,386.85	01/06/22
36	28000514	RT	Seaside	OR	Actual/360	4.850%	37,555.22	16,533.19	0.00	N/A	09/06/24	--	8,992,271.43	8,975,738.24	01/06/22
37	28000501	MF	Columbia	SC	Actual/360	4.535%	33,721.39	23,176.35	0.00	N/A	08/06/24	--	8,635,132.32	8,611,955.97	01/06/22
38	656100271	OF	San Diego	CA	Actual/360	4.360%	35,451.14	14,388.95	0.00	N/A	08/06/24	--	9,442,447.13	9,428,058.18	01/06/22
39	656100283	RT	Sevierville	TN	Actual/360	4.320%	33,011.45	16,593.20	0.00	N/A	09/06/24	--	8,874,045.35	8,857,452.15	01/06/22
40	28000517	MF	Midwest City	OK	Actual/360	4.575%	35,250.09	12,159.20	0.00	N/A	09/06/24	--	8,947,670.81	8,935,511.61	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	302600041	MH	Saline	MI	Actual/360	4.520%	30,155.31	15,045.51	0.00	N/A	09/06/24	--	7,747,582.04	7,732,536.53	01/06/22
43	302600043	MF	Jacksonville	FL	Actual/360	4.511%	30,680.02	12,443.80	0.00	N/A	09/05/24	--	7,898,117.14	7,885,673.34	01/05/22
44	28000516	MF	Oklahoma City	OK	Actual/360	4.575%	31,639.57	10,913.78	0.00	N/A	09/06/24	--	8,031,197.84	8,020,284.06	01/06/22
45	301741009	OF	Daytona Beach	FL	Actual/360	4.630%	28,244.45	13,425.09	0.00	N/A	10/06/24	--	7,084,233.66	7,070,808.57	01/06/22
46	301741005	RT	New Port Richey	FL	Actual/360	4.634%	30,190.44	11,241.16	0.00	N/A	09/06/24	--	7,565,788.70	7,554,547.54	01/06/22
47	301741003	OF	Carmichael	CA	Actual/360	4.560%	27,371.92	13,448.61	0.00	N/A	09/06/24	--	6,970,778.17	6,957,329.56	01/06/22
48	28000523	MF	Various	FL	Actual/360	5.250%	31,992.38	12,150.78	0.00	N/A	09/06/24	--	7,076,655.31	7,064,504.53	01/06/22
49	28000510	MH	North Java	NY	Actual/360	4.569%	24,595.21	12,042.72	0.00	N/A	09/06/24	--	6,251,297.01	6,239,254.29	01/06/22
50	28000525	RT	Cupey	PR	Actual/360	4.900%	26,404.95	11,409.33	0.00	N/A	09/06/24	--	6,257,920.15	6,246,510.82	01/06/22
51	302600051	MF	Decatur	GA	Actual/360	4.400%	25,519.16	9,534.10	0.00	N/A	08/06/24	--	6,735,261.02	6,725,726.92	01/06/22
52	28000513	MF	McAllen	TX	Actual/360	4.850%	26,382.83	10,027.91	0.00	N/A	09/06/24	--	6,317,140.04	6,307,112.13	01/06/22
53	407000302	RT	Encinitas	CA	Actual/360	4.442%	23,715.34	0.00	0.00	N/A	09/06/24	--	6,200,000.00	6,200,000.00	01/06/22
54	302600054	OF	Irvine	CA	Actual/360	4.870%	21,716.30	9,489.08	0.00	N/A	09/06/24	--	5,178,425.72	5,168,936.64	01/06/22
55	28000521	RT	O Fallon	IL	Actual/360	4.717%	23,030.75	0.00	0.00	09/06/24	09/06/44	--	5,670,000.00	5,670,000.00	01/06/22
57	407000311	RT	Peru	IL	Actual/360	5.243%	22,889.85	8,009.28	0.00	N/A	10/06/24	--	5,069,953.02	5,061,943.74	12/06/20
58	302600058	MU	Rochester	NY	Actual/360	4.810%	18,478.86	12,494.12	0.00	N/A	09/06/24	--	4,461,396.46	4,448,902.34	01/06/22
60	302600060	MF	Various	GA	Actual/360	5.100%	18,114.51	7,268.39	0.00	N/A	09/05/24	--	4,124,745.02	4,117,476.63	01/05/22
61	407000313	RT	Birmingham	AL	Actual/360	4.650%	15,766.50	7,437.16	0.00	N/A	10/06/24	--	3,937,523.49	3,930,086.33	01/06/22
62	301741001	MF	Various	ND	Actual/360	5.939%	11,451.39	5,844.21	0.00	N/A	12/06/20	--	2,239,162.81	2,233,318.60	08/06/20
63	28000506	RT	Highland Heights	OH	Actual/360	5.000%	15,160.90	6,311.97	0.00	N/A	09/06/24	--	3,521,241.88	3,514,929.91	01/06/22
65	302600065	IN	Durham	NC	Actual/360	4.480%	12,866.54	6,519.29	0.00	N/A	05/06/24	--	3,335,221.33	3,328,702.04	01/06/22
66	302600066	RT	New York	NY	Actual/360	4.860%	15,169.23	4,641.95	0.00	N/A	09/05/24	--	3,624,666.73	3,620,024.78	01/05/22
67	301741007	OF	Las Vegas	NV	Actual/360	4.778%	13,269.69	3,225,191.32	0.00	N/A	10/06/21	--	3,225,191.32	0.00	01/06/22
69	302600069	MF	Canton	OH	Actual/360	5.070%	11,451.65	4,673.55	0.00	N/A	06/06/24	--	2,622,964.29	2,618,290.74	01/06/22
70	28000507	RT	El Centro	CA	Actual/360	4.950%	12,680.94	0.00	0.00	09/06/24	09/06/44	--	2,975,000.00	2,975,000.00	01/06/22
71	302600071	RT	Stuart	FL	Actual/360	4.950%	8,245.73	3,497.21	0.00	N/A	09/06/24	--	1,934,481.72	1,930,984.51	01/06/22
Totals							3,177,192.76	4,452,475.53	0.00				806,682,287.89	802,229,812.33

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,568,248.09	(1,230,291.08)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,042,120.00	17,448,725.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,389,110.50	10,519,856.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,574,428.18	1,693,876.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	8,657.27	0.00
6	4,266,477.00	792,974.00	10/01/19	09/30/20	01/06/22	0.00	0.00	171,421.21	2,222,791.75	83,703.33	0.00
8	3,280,663.68	2,728,992.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,310,288.84	9,977,682.95	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,932,863.40	976,231.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,828,366.50	1,880,807.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,622,629.08	5,444,147.32	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,974,492.58	1,392,904.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,440,526.76	1,931,537.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,601,976.69	1,253,361.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,984,389.85	1,694,143.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,666,826.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,268,177.00	828,164.96	01/01/21	06/30/21	01/06/22	0.00	0.00	111,029.20	777,430.16	0.00	0.00
26	1,088,435.00	241,062.00	01/01/20	03/31/20	01/06/22	2,228,996.69	0.00	78,478.26	78,478.26	0.00	0.00
27	1,719,627.60	820,697.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,128,640.54	780,081.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,419,009.52	1,126,208.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,314,458.00	666,502.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	2,067,114.51	1,911,087.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,252,900.95	930,221.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,341,712.00	668,803.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,269,461.68	902,047.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	792,814.40	589,108.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	827,479.32	371,825.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	840,511.07	650,466.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	880,964.22	611,741.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	726,546.96	410,460.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,464,738.13	2,345,712.40	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	546,142.07	403,820.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	405,954.05	229,745.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	651,568.94	606,656.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	452,186.20	489,063.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	455,316.00	227,657.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	89,609.00	01/01/21	06/30/21	01/06/22	3,129,325.16	337,504.97	16,800.23	101,864.83	0.00	0.00
58	562,124.36	407,358.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	359,077.00	238,654.05	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	326,347.00	141,796.00	01/01/20	06/30/20	01/06/22	1,571,556.10	79,442.37	9,248.44	214,418.35	26,703.61	0.00
63	485,502.52	371,731.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	260,896.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	440,858.45	359,462.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	290,509.05	145,255.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	45,296.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	91,122,480.14	74,115,246.15				6,929,877.95	416,947.34	386,977.34	3,394,983.35	119,064.21	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	0	0.00	0	0.00	2	36,536,896.34	1	2,233,318.60	2	18,496,374.45	0	0.00	0	0.00	0	0.00	4.572927%	4.537581%	33
12/10/21	0	0.00	0	0.00	2	36,595,230.54	1	2,239,162.81	1	5,069,953.02	0	0.00	0	0.00	0	0.00	4.573849%	4.538579%	33
11/15/21	0	0.00	0	0.00	3	50,146,737.43	1	2,245,345.82	1	5,078,662.63	0	0.00	0	0.00	0	0.00	4.573960%	4.538669%	34
10/13/21	0	0.00	0	0.00	3	50,230,762.23	1	2,251,128.83	1	5,086,596.76	0	0.00	0	0.00	0	0.00	4.574061%	4.538749%	35
09/13/21	0	0.00	1	10,431,706.47	3	50,320,802.43	1	2,257,252.91	1	5,095,233.96	0	0.00	0	0.00	0	0.00	4.574171%	4.542055%	36
08/12/21	0	0.00	1	10,502,053.45	3	50,404,147.52	1	2,262,975.34	1	5,103,093.61	0	0.00	0	0.00	0	0.00	4.588546%	4.556948%	37
07/12/21	1	10,572,128.47	0	0.00	3	50,487,167.20	1	2,268,668.65	1	5,110,917.94	0	0.00	0	0.00	0	0.00	4.588658%	4.557057%	38
06/11/21	1	10,643,259.90	0	0.00	3	50,576,238.38	2	2,274,706.35	1	5,119,449.34	0	0.00	0	0.00	1	9,447,895.93	4.588779%	4.557174%	39
05/12/21	0	0.00	1	10,712,789.01	4	60,141,786.62	2	11,763,540.51	2	5,127,200.16	0	0.00	0	0.00	1	3,970,437.93	4.591704%	4.557523%	40
04/12/21	0	0.00	1	10,783,394.12	4	60,266,642.59	2	11,805,953.36	2	21,499,064.22	0	0.00	0	0.00	1	31,988,405.23	4.574812%	4.536322%	39
03/12/21	1	10,852,381.47	1	31,985,050.78	3	28,398,279.55	2	11,846,534.75	2	21,537,383.49	0	0.00	0	0.00	0	0.00	4.567964%	4.539358%	40
02/12/21	1	32,045,309.77	0	0.00	3	28,477,357.73	1	9,593,354.86	2	21,582,854.06	0	0.00	0	0.00	0	0.00	4.568104%	4.539486%	41
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	302600006	12/06/20	12	6	171,421.21	2,222,791.75	96,488.03	32,141,401.57	03/23/21	1
25	301741008	06/06/21	6	5	111,029.20	777,430.16	13,389.50	10,643,259.90	09/23/21	11
26	656100277	12/06/21	0	B	78,478.26	78,478.26	1,879.00	13,460,806.31	08/21/20	7			12/28/21
57	407000311	12/06/20	12	6	16,800.23	101,864.83	541.48	5,168,387.44	12/21/18	7			10/01/20
62	301741001	08/06/20	16	5	9,248.44	214,418.35	125,448.13	2,331,982.17	11/10/20	2		03/14/18
Totals					386,977.34	3,394,983.35	237,746.14	63,745,837.39
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		12,378,282	0	10,144,963		2,233,319
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		724,917,977	674,946,650	31,474,953		18,496,374
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		64,933,553	64,933,553		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	802,229,812	739,880,203	0	0	41,619,916	20,729,693
Dec-21	806,682,288	754,406,284	0	3,225,191	41,741,696	7,309,116
Nov-21	807,988,361	742,075,839	0	3,231,557	55,356,956	7,324,008
Oct-21	809,211,498	746,369,827	0	0	55,503,946	7,337,726
Sep-21	810,507,826	747,498,064	0	10,431,706	45,225,568	7,352,487
Aug-21	832,360,600	769,191,424	0	10,502,053	45,301,054	7,366,069
Jul-21	833,622,484	770,294,520	10,572,128	0	45,376,249	7,379,587
Jun-21	834,960,811	771,466,607	10,643,260	0	47,731,495	5,119,449
May-21	845,695,497	772,560,581	0	10,712,789	57,294,926	5,127,200
Apr-21	863,423,636	773,723,875	0	10,783,394	57,417,302	21,499,064
Mar-21	896,718,857	806,797,205	10,852,381	31,985,051	25,546,836	21,537,383
Feb-21	898,275,882	819,025,011	32,045,310	0	25,622,707	21,582,854
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	302600006	31,474,952.60	32,141,401.57	51,200,000.00	04/07/21	648,031.00	0.31450	09/30/20	08/06/24	271
25	301741008	10,144,963.39	10,643,259.90	14,500,000.00	11/24/21	730,030.96	1.09510	06/30/21	10/06/21	109
26	656100277	13,434,430.71	13,460,806.31	12,350,000.00	07/06/21	221,149.00	0.93860	03/31/20	08/06/24	270
57	407000311	5,061,943.74	5,168,387.44	2,560,000.00	05/06/21	86,159.00	0.46470	06/30/21	10/06/24	271
62	301741001	2,233,318.60	2,331,982.17	1,200,000.00	01/12/21	125,596.00	0.44220	06/30/20	12/06/20	29
Totals		62,349,609.04	63,745,837.39	81,810,000.00		1,810,965.96

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	302600006	LO	CA	03/23/21	1

The loan is 60+days delinquent. Collateral is a 123-unit, 2013-build Aloft hotel in Silicon Valley less than 0.5 miles south of Apple HQ. Loan initially transferred as NT for COVID relief. As of June 2021, the Property reported OCC/ADR/RevPar of

	34%/ $86/$29. Lender and Borrower were discussing relief options when the loan became delinquent. Lender and Borrower have tentatively agreed on a Loan Modification. Documenation in process.

25	301741008	RT	CO	09/23/21	11

Collateral is the leasehold interest in a 143,886 SF shopping center located in Colorado Springs, CO. There are 14 storefronts at the subject and the Property is 87% occupied by 11 tenants as of 06/30/2021. A major tenant, Gordmans (35%

NRA), filed B K 5/10/2020 and then vacated 8/30/2020. The Borrower then entered into a short-term lease with the Rush Market for 35% NRA, bringing occupancy back up to 88%. This lease expired 7/1/2021 and the tenant is now month-to-

month. Property was constructed 2003 is connected to a shopping center anchored by Home Depot and Bed Bath & Beyond (while on separate tax parcels, the shopping centers, including the Property are viewed as a single center to customers). Subject to a ground lease that expires 1/31 / 23 with two10-year renewal options. Ground rent is the greater of $120K or 10% of the gross proceeds from tenants (the current payment is $224K). Upon expiration of the initial term of the Ground Lease on 1/31/2023 (at origination Borrower preemptively exercised the 1st renewal option of the Ground Lease), the minimum annual rent for the Ground Lease increases to 10% of the value of the unimproved land for the 10-

year renewal period. Loan was transferred to Special Servicing on 9/23/2021 due to delinquent payments. The Loan matured 10/6/2021.The Borrower did not pay 6/21 - 10/21 payments, NOD sent 9/24/2021. Per the borrower contact, the

	Borrower is having difficulty refinancing. Property 2Q2021 NOI is $1.66MM.

26	656100277	RT	AZ	08/21/20	7

Matter arrived as an SS on 8/21/2020 due to imminent payment default. On 12/28/2021, a foreclosure sale was conducted and the Trust obtained title to same. A recorded deed was received by Lender legal counsel on 12/29/2021.

	Management transition is underway.

57	407000311	RT	IL	12/21/18	7

REO Title Date: 10/1/2020. Description of Collateral: A 101,771 SF shopping center built in 1986 and renovated in 2008 on 10.74 acres in Peru, IL. The property was formerly 100% occupied by Wal-Mart until they relocated approx. 1 mile north.

The Property was broken down into four suites, two of which are currently occupied by Hobby Lobby and Dollar Tree (62.6% occ.). Crossed with or is a Companion Loan: N/A. Deferred Maintenance/Repair Issues: None. Leasing Summary:

	To date no new leases or lease renewals have been completed. Working on a renewal with Hobby Lobby. Marketing Summary: The property is not currently for sale.

62	301741001	MF	ND	11/10/20	2

The file transferred to the Special Servicer, and is currently due for the September 2020 payment. The loan is secured by two multifamily properties. The Watford City property consists of 84 bedrooms (14 units) across 7, two-story apartment buildings . The Williston property is comprised of 24 bedrooms (4 units) across 2, two-story buildings in a 6 building complex (4 buildings are not part of the collateral). The performance of the property declined due to COVID and decreased

	demand as oil prices have dropped. The property is 33% occupied as of December 2020, and currently all tenants are MTM. Lender will dual track foreclosure with workout alternatives.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100287	0.00	4.12500%	0.00	4.12500%	10	05/01/20	05/06/20	06/08/20
6	302600006	32,292,106.98	4.46900%	32,292,106.98	4.46900%	10	08/06/20	04/06/20	09/08/20
7	302600007	31,942,799.34	4.38000%	31,942,799.34	4.38000%	9	10/05/20	10/06/20	11/06/20
35	302600035	0.00	4.84000%	0.00	4.84000%	9	04/10/18	05/04/18	09/12/18
62	301741001	0.00	5.93900%	0.00	5.93900%	9	01/25/19	01/06/19	02/25/19
Totals		64,234,906.32		64,234,906.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	302600017	01/11/19	15,326,718.99	7,300,000.00	6,652,525.89	4,715,687.62	6,652,525.89	1,936,838.27	13,389,880.72	0.00	504,871.46	12,885,009.26	67.10%
20	656100285	05/12/21	16,363,403.49	6,900,000.00	7,541,131.94	2,938,580.40	6,941,436.18	4,002,855.78	12,360,547.71	(8,392.36)	(8,862.97)	12,369,410.68	68.71%
29	302600029	07/10/20	12,524,323.39	25,800,000.00	16,278,809.79	3,754,486.40	16,278,809.79	12,524,323.39	0.00	0.00	(3,665.50)	3,665.50	0.02%
59	302600059	10/11/19	4,773,736.45	7,360,000.00	3,691,573.88	3,691,573.88	3,691,573.88	0.00	4,773,736.45	(8,136.00)	(89,279.35)	4,863,015.80	91.75%
68	301741002	01/10/20	2,835,978.58	4,500,000.00	3,272,144.81	436,166.23	3,272,144.81	2,835,978.58	0.00	0.00	(200.00)	200.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			51,824,160.90	51,860,000.00	37,436,186.31	15,536,494.53	36,836,490.55	21,299,996.02	30,524,164.88	(16,528.36)	402,863.64	30,121,301.24

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	302600017	08/12/20	0.00	0.00	12,885,009.26	0.00	0.00	15.81	0.00	0.00	12,885,009.26
		05/12/20	0.00	0.00	12,884,993.45	0.00	0.00	950.32	0.00	0.00
		04/10/20	0.00	0.00	12,884,043.13	0.00	0.00	(2,200.00)	0.00	0.00
		03/12/20	0.00	0.00	12,886,243.13	0.00	0.00	106.00	0.00	0.00
		02/12/20	0.00	0.00	12,886,137.13	0.00	0.00	332.97	0.00	0.00
		11/13/19	0.00	0.00	12,885,804.16	0.00	0.00	(20,478.70)	0.00	0.00
		07/12/19	0.00	0.00	12,906,282.86	0.00	0.00	5,141.74	0.00	0.00
		05/10/19	0.00	0.00	12,901,141.12	0.00	0.00	(175,718.06)	0.00	0.00
		03/12/19	0.00	0.00	13,076,859.18	0.00	0.00	(313,021.54)	0.00	0.00
		01/11/19	0.00	0.00	13,389,880.72	0.00	0.00	13,389,880.72	0.00	0.00
20	656100285	01/12/22	0.00	0.00	12,369,410.68	0.00	0.00	8,392.36	0.00	0.00	12,369,410.68
		10/13/21	0.00	0.00	12,361,018.32	0.00	0.00	470.61	0.00	0.00
		05/12/21	0.00	0.00	12,360,547.71	0.00	0.00	12,360,547.71	0.00	0.00
29	302600029	11/13/20	0.00	0.00	3,665.50	0.00	0.00	3,346.50	0.00	0.00	3,665.50
		07/27/20	0.00	0.00	0.00	0.00	0.00	319.00	0.00	0.00
59	302600059	01/12/22	0.00	0.00	4,863,015.80	0.00	8,136.00	0.00	0.00	0.00	5,682,549.66
		12/10/21	0.00	0.00	4,854,879.80	0.00	2,417.62	0.00	0.00	0.00
		11/15/21	0.00	0.00	4,852,462.18	0.00	13,113.16	0.00	0.00	0.00
		08/12/21	0.00	0.00	4,839,303.41	0.00	1,641.37	0.00	0.00	0.00
		07/12/21	0.00	0.00	4,837,662.04	0.00	6,042.37	0.00	0.00	0.00
		05/12/21	0.00	0.00	4,831,619.67	0.00	15,836.67	0.00	0.00	0.00
		03/12/21	0.00	0.00	4,815,783.00	0.00	2,530.00	0.00	0.00	0.00
		01/12/21	0.00	0.00	4,813,253.00	0.00	3,405.50	0.00	0.00	0.00
		10/13/20	0.00	0.00	4,809,847.50	0.00	10,158.75	0.00	0.00	0.00
		09/14/20	0.00	0.00	4,799,688.75	0.00	1,097.25	0.00	0.00	0.00
		07/10/20	0.00	0.00	4,798,591.50	0.00	0.00	247.50	0.00	0.00
		06/12/20	0.00	0.00	4,798,344.00	0.00	1,077.50	0.00	0.00	0.00
		05/12/20	0.00	0.00	4,797,266.50	0.00	971.50	0.00	0.00	0.00
		04/10/20	0.00	0.00	4,796,295.00	0.00	14,524.25	0.00	0.00	0.00
		03/12/20	0.00	0.00	4,781,770.75	0.00	60.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
59	302600059	01/10/20	0.00	0.00	4,781,710.75	0.00	6,913.00	0.00	0.00	0.00
		12/12/19	0.00	0.00	4,774,797.75	0.00	263.25	0.00	0.00	0.00
		11/13/19	0.00	0.00	4,774,534.50	0.00	798.05	0.00	0.00	0.00
		10/11/19	0.00	0.00	4,773,736.45	0.00	0.00	4,773,736.45	0.00	908,565.71
68	301741002	06/12/20	0.00	0.00	200.00	0.00	0.00	200.00	0.00	0.00	200.00
		01/10/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	8,136.00	8,392.36	0.00	0.00	8,392.36
Cumulative Totals			0.00	0.00	30,121,301.24	0.00	88,986.24	30,032,269.39	0.00	908,565.71	30,940,835.10

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	6,786.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	2,199.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	2,897.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	1,091.45	0.00	0.00	14,060.92	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8,136.00	0.00
62	0.00	0.00	1,000.00	0.00	0.00	8,030.39	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,975.32	0.00	0.00	22,091.31	0.00	0.00	0.00	0.00	8,136.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		44,202.63

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

		Supplemental Notes
January 2022 Disclosable Special Servicer Fees
Special Servicer Compensation (CREFC)	Other Reasonable and Customary Fees	M28000506	$750

© 2021 Computershare. All rights reserved. Confidential.				Page 30 of 30